UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 9/30/16

Fund's investmentsFinancial Opportunities Fund

As of 9-30-16 (unaudited)
	Shares	Value
Common stocks 104.3% (86.4% of Total investments)		$525,744,653
(Cost $354,974,976)
Financials 104.3%		525,744,653
Banks 91.8%
1st Source Corp.	121,706	4,344,296
Access National Corp.	51,655	1,234,555
Ameris Bancorp	284,635	9,947,993
Anchor Bancorp, Inc. (I)	52,992	1,331,159
Atlantic Capital Bancshares, Inc. (I)(L)(Z)	186,650	2,796,017
Avidbank Holdings, Inc. (I)	200,000	3,007,000
Bank of America Corp.	432,436	6,767,615
Bank of Marin Bancorp	55,638	2,766,878
Bankwell Financial Group, Inc.	37,539	889,299
Bar Harbor Bankshares	80,020	2,938,334
BB&T Corp. (L)(Z)	346,799	13,081,258
Berkshire Hills Bancorp, Inc.	338,903	9,391,002
Bryn Mawr Bank Corp.	80,000	2,559,200
Cambridge Bancorp	59	2,953
Camden National Corp.	36,776	1,755,686
Capstar Financial Holdings, Inc. (I)(L)(Z)	37,768	640,168
Carolina Financial Corp. (L)(Z)	58,559	1,308,208
Chemical Financial Corp. (L)(Z)	217,502	9,598,363
Citigroup, Inc.	28,193	1,331,555
Citizens Financial Group, Inc.	519,529	12,837,562
City Holding Company	39,363	1,979,565
Comerica, Inc.	167,706	7,935,848
Commerce Bancshares, Inc. (L)(Z)	105,204	5,182,349
Communities First Financial Corp. (I)	115,523	1,144,833
County Bancorp, Inc.	59,348	1,187,553
CU Bancorp (I)	91,813	2,094,255
Cullen/Frost Bankers, Inc. (L)(Z)	178,964	12,874,670
DCB Financial Corp. (I)	16,530	126,455
DNB Financial Corp.	78,515	1,986,430
Eagle Bancorp Montana, Inc.	75,106	1,086,784
Eastern Virginia Bankshares, Inc.	198,225	1,593,729
Equity Bancshares, Inc., Class A (I)	94,860	2,460,668
Evans Bancorp, Inc.	69,760	1,922,586
FCB Financial Holdings, Inc., Class A (I)	221,342	8,506,173
Fifth Third Bancorp (L)(Z)	452,067	9,249,291
First Bancorp, Inc. (Z)	266,499	6,387,981
First Bancshares, Inc.	210,000	4,080,300
First Business Financial Services, Inc. (L)(Z)	60,700	1,426,450
First Citizens BancShares, Inc., Class A (L)(Z)	15,038	4,419,518
First Community Corp.	136,228	2,145,591
First Connecticut Bancorp, Inc. (Z)	202,450	3,601,586
First Financial Bancorp	146,045	3,189,623
First Hawaiian, Inc. (I)(L)(Z)	117,345	3,151,887
First Merchants Corp.	118,683	3,174,770
First Security Group, Inc. (I)	83,942	1,972,637
Flushing Financial Corp.	139,050	3,298,266

2SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
FNB Corp. (L)(Z)	592,045	$7,282,154
German American Bancorp, Inc. (L)(Z)	40,060	1,559,536
Glacier Bancorp, Inc. (L)(Z)	223,556	6,375,817
Great Southern Bancorp, Inc. (L)(Z)	21,838	888,807
Great Western Bancorp, Inc. (L)(Z)	159,455	5,313,041
Hamilton State Bancshares, Inc. (I)	500,000	4,240,302
Hancock Holding Company (L)(Z)	245,752	7,969,737
HCSB Financial Corp. (I)	22,238,470	2,522,043
Heritage Commerce Corp.	387,733	4,241,799
Heritage Financial Corp.	194,590	3,492,891
Heritage Oaks Bancorp (Z)	650,719	5,335,896
HomeTown Bankshares Corp. (I)	174,720	1,572,480
Horizon Bancorp (L)(Z)	179,816	5,282,994
Howard Bancorp, Inc. (I)	104,350	1,378,464
Independent Bank Corp. (MA) (L)(Z)	184,240	9,965,542
Independent Bank Corp. (MI)	125,407	2,110,600
JPMorgan Chase & Co. (L)(Z)	203,805	13,571,375
KeyCorp	667,659	8,125,410
M&T Bank Corp. (L)(Z)	117,579	13,650,922
Mackinac Financial Corp.	40,000	459,600
MainSource Financial Group, Inc.	185,504	4,628,325
MB Financial, Inc. (L)(Z)	183,150	6,967,026
Merchants Bancshares, Inc.	56,125	1,817,889
MutualFirst Financial, Inc.	100,539	2,787,946
National Commerce Corp. (I)(Z)	50,542	1,367,667
Northrim BanCorp, Inc.	99,739	2,568,279
Oak Valley Bancorp	1,732	17,355
Old National Bancorp (L)(Z)	464,937	6,537,014
Old Second Bancorp, Inc.	202,363	1,681,637
Pacific Continental Corp.	183,645	3,088,909
PacWest Bancorp (L)(Z)	71,112	3,051,416
Park National Corp. (L)(Z)	42,113	4,042,848
Park Sterling Corp.	585,931	4,757,760
Peoples Bancorp, Inc.	122,945	3,023,218
Pinnacle Financial Partners, Inc. (L)(Z)	108,000	5,840,640
QCR Holdings, Inc.	48,822	1,549,610
Regions Financial Corp.	542,484	5,354,317
Renasant Corp.	159,629	5,368,323
Sandy Spring Bancorp, Inc.	68,417	2,092,192
SBT Bancorp, Inc.	37,879	750,004
Shore Bancshares, Inc.	183,579	2,162,561
Southern First Bancshares, Inc. (I)	131,586	3,629,142
Southwest Bancorp, Inc.	110,118	2,091,141
State Bank Financial Corp.	53,182	1,213,613
Stock Yards Bancorp, Inc.	66,324	2,186,039
Sun Bancorp, Inc.	126,066	2,907,082
SunTrust Banks, Inc.	278,451	12,196,154
The Community Financial Corp.	62,497	1,418,682
The First of Long Island Corp. (L)(Z)	38,215	1,266,827

SEE NOTES TO FUND'S INVESTMENTS3

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	146,047	$13,157,374
Towne Bank (L)(Z)	157,856	3,793,280
TriCo Bancshares	202,536	5,421,889
U.S. Bancorp	310,100	13,300,189
Union Bankshares Corp.	161,410	4,320,946
United Bankshares, Inc. (L)(Z)	74,856	2,819,826
Washington Trust Bancorp, Inc.	123,905	4,983,459
Wells Fargo & Company (L)(Z)	269,099	11,915,704
Westbury Bancorp, Inc. (I)	88,349	1,725,456
Yadkin Financial Corp.	253,318	6,659,730
Zions Bancorporation (L)(Z)	265,769	8,244,154
Capital markets 3.6%
Ares Capital Corp. (L)(Z)	171,449	2,657,460
Fifth Street Finance Corp.	976,087	5,671,065
Intermediate Capital Group	336,897	2,572,430
KKR & Company LP	233,755	3,333,346
The Blackstone Group LP	109,070	2,784,557
TriplePoint Venture Growth BDC Corp.	100,780	1,068,268
Consumer finance 0.3%
Capital One Financial Corp.	21,985	1,579,183
Insurance 0.6%
Gjensidige Forsikring ASA	165,452	3,094,489
Thrifts and mortgage finance 8.0%
Bank Mutual Corp.	161,841	1,242,939
BSB Bancorp, Inc. (I)	177,195	4,151,679
First Defiance Financial Corp.	110,515	4,933,390
Georgetown Bancorp, Inc.	65,000	1,356,550
HomeStreet, Inc. (I)	208,636	5,228,418
Provident Financial Holdings, Inc.	97,339	1,903,951
Provident Financial Services, Inc. (L)(Z)	108,750	2,308,763
Southern Missouri Bancorp, Inc.	112,188	2,793,481
United Community Financial Corp.	634,588	4,511,921
United Financial Bancorp, Inc.	268,885	3,721,368
WSFS Financial Corp.	221,361	8,077,463
Preferred securities 6.1% (5.1% of Total investments)		$30,779,347
(Cost $28,633,951)
Financials 3.1%		15,700,088
Banks 0.9%
OFG Bancorp, Series C, 8.750%	1,671	1,634,760
SB Financial Group, Inc., 6.500%	250,000	3,122,500
Capital markets 1.7%
JMP Group LLC, 7.250%	80,000	2,020,000
JMP Group LLC, 8.000%	82,428	2,085,428
TriplePoint Venture Growth BDC Corp., 6.750%	168,000	4,292,400
Mortgage real estate investment trusts 0.5%
Arbor Realty Trust, Inc., 7.375%	100,000	2,545,000

4SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

				Shares	Value
Real estate 3.0%					$15,079,259
Equity real estate investment trusts 3.0%
American Homes 4 Rent (5.500% to 3-31-21, then 10.000% thereafter)				100,000	2,786,000
Bluerock Residential Growth REIT, Inc., 8.250%				84,140	2,229,710
FelCor Lodging Trust, Inc., Series A, 1.950%				86,950	2,174,620
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)				150,000	3,817,500
Sotherly Hotels LP, 7.000%				99,475	2,571,429
Sotherly Hotels, Inc., 8.000%				60,000	1,500,000
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 9.6% (7.9% of Total investments)					$48,247,218
(Cost $47,811,828)
Financials 9.6%					48,247,218
Banks 6.6%
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750		12-29-24	2,500,000	2,606,250
Avidbank Holdings, Inc. (6.875% to 11-15-25, then 3 month LIBOR + 5.367%) (S)	6.875		11-15-25	3,000,000	3,030,000
Cadence Financial Corp. (S)	4.875		06-28-19	1,500,000	1,417,500
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25	5,000,000	4,250,000
First Business Financial Services, Inc.	6.500		09-01-24	5,000,000	5,076,582
Northeast Bancorp (P)	6.750		07-01-26	5,000,000	5,150,000
Popular, Inc.	7.000		07-01-19	6,000,000	6,180,000
VantageSouth Bancshares, Inc.	7.625		08-12-23	5,000,000	5,638,837
Diversified financial services 1.2%
NewStar Financial, Inc.	7.250		05-01-20	5,935,000	5,845,975
Thrifts and mortgage finance 1.8%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	6,000,000	6,112,074
Nationstar Mortgage LLC	6.500		07-01-21	3,000,000	2,940,000
				Shares	Value
Warrants 0.4% (0.3% of Total investments)					$1,720,533
(Cost $1,437,378)
Financials 0.4%					1,720,533
Banks 0.4%
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				93,762	1,720,533
	Yield	* (%)	Maturity date	Par value^	Value
Certificate of deposit 0.0% (0.0% of Total investments)					$79,010
(Cost $78,085)
Country Bank for Savings	1.000		08-27-18	2,016	2,011
First Bank Richmond	0.990		12-05-16	20,395	20,403
First Bank System, Inc.	0.549		04-03-17	4,960	4,960
First Federal Savings Bank of Louisiana	0.100		01-06-17	3,039	3,039
Home Banks	1.739		11-04-21	18,927	19,859
Hudson Savings	0.700		04-24-17	2,158	2,162
Machias Savings Bank	0.500		05-26-17	1,965	1,965
Midstate Federal Savings and Loan	1.000		05-30-17	2,009	2,009
Milford Federal Savings And Loan Bank	0.300		06-08-17	1,902	1,898
Milford Federal Savings and Loan Bank	1.000		10-24-16	2,034	2,030
Mount McKinley Savings Bank	0.180		12-02-16	1,700	1,699
Mt. Washington Bank	0.650		10-31-17	1,899	1,899
MutualOne Bank	0.900		09-08-17	4,011	4,011
Newburyport Five Cent Savings Bank	0.200		10-20-16	2,093	2,092

SEE NOTES TO FUND'S INVESTMENTS5

Financial Opportunities Fund

	Yield	* (%)	Maturity date	Par value^	Value
Banks (continued)
Newton Savings Bank	1.000		05-30-17	1,946	$1,946
OBA Federal Savings and Loan	0.390		12-15-17	1,338	1,338
Plymouth Savings Bank	0.200		04-21-17	1,938	1,935
Salem Five Cents Savings Bank	0.250		12-15-16	1,730	1,730
Sunshine Federal Savings and Loan Association	0.500		05-10-17	2,025	2,024
Short-term investments 0.4% (0.3% of Total investments)					$2,163,993
(Cost $2,163,993)
U.S. Government Agency 0.2%					1,072,993
Federal Farm Credit Bank Discount Note	0.150		10-03-16	416,000	415,997
Federal Home Loan Bank Discount Note	0.100		10-03-16	657,000	656,996
				Par value^	Value
Repurchase agreement 0.2%					$1,091,000
Repurchase Agreement with State Street Corp. dated 9-30-16 at 0.030% to be repurchased at $1,091,003 on 10-3-16, collateralized by $1,010,000 U.S. Treasury Notes, 3.500% due 5-15-20 (valued at $1,113,525, including interest)				1,091,000	1,091,000
Total investments (Cost $435,100,211)† 120.8%					$608,734,754
Other assets and liabilities, net (20.8%)					($104,819,750)
Total net assets 100.0%					$503,915,004

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund, unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 9-30-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $100,497,794.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-16 was $118,342,861.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 9-30-16, the aggregate cost of investment securities for federal income tax purposes was $436,127,127. Net unrealized appreciation aggregated to $172,607,627, of which $181,122,531 related to appreciated investment securities and $8,514,904 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2016, by major security category or type:

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$462,753,932	$452,984,587	$3,007,000	$6,762,345
Capital markets	18,087,126	15,514,696	2,572,430	—
Consumer finance	1,579,183	1,579,183	—	—
Insurance	3,094,489	—	3,094,489	—
Thrifts and mortgage finance	40,229,923	40,229,923	—	—
Preferred securities
Banks	4,757,260	3,122,500	1,634,760	—
Capital markets	8,397,828	8,397,828	—	—
Mortgage real estate investment trusts	2,545,000	2,545,000	—	—
Equity real estate investment trusts	15,079,259	15,079,259		—
Corporate bonds
Banks	33,349,169	—	22,633,750	10,715,419
Diversified financial services	5,845,975	—	5,845,975	—
Thrifts and mortgage finance	9,052,074	—	9,052,074	—
Warrants	1,720,533	1,720,533	—	—
Certificate of deposit	79,010	—	79,010	—
Short-term investments	2,163,993	—	2,163,993	—

       7

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total investments in securities	$608,734,754	$541,173,509	$50,083,481	$17,477,764
Other financial instruments:
Interest rate swaps	($419,089)	—	($419,089)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in securities	Common stocks	Corporate bonds	Total
Balance as of 12-31-15	$3,580,376	$13,128,221	$16,708,597
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	958,122	587,198	1,545,320
Purchases	2,223,847	—	2,223,847
Sales	—	(3,000,000)	(3,000,000)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-16	$6,762,345	$10,715,419	$17,477,764
Change in unrealized at period end*	$958,122	$576,892	$1,535,014

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below.

	Fair value at 9-30-16	Valuation technique	Significant unobservable inputs	Input/ range

Common stocks	$6,762,345	Market Approach	Price to book value multiple Discount	1.23x - 1.62x (weighted average 1.47x) 10%

Corporate bonds	10,715,419	Market Approach	Yield	537bps - 592bps (weighted average 563bps)

Total	$17,477,764

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Discount	Decrease	Increase
Price to book value multiple	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or

       8

the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended September 30, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of September 30, 2016.

	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Centrally Cleared Swaps
	$5,000,000	Fixed 1.2945%	3-Month LIBOR(a)	Aug 2019	($34,910)
	10,000,000	Fixed 1.4265%	3-Month LIBOR(a)	Aug 2019	(109,415)
	5,000,000	Fixed 1.5940%	3-Month LIBOR(a)	Dec 2020	(115,368)
	5,000,000	Fixed 1.7895%	3-Month LIBOR(a)	Aug 2022	(159,396)
Total	$25,000,000				($419,089)

(a) At 9-30-16, the 3-Month LIBOR rate was 0.8456%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P9Q3	09/16
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		11/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: November 11, 2016

By:

/s/ Charles A. Rizzo

_______________________________

Charles A. Rizzo

Chief Financial Officer

Date: November 11, 2016